RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Description of transaction	The major shareholders of ILA are committed to renewing the rental agreement with the Company for no less than 5 additional years
Kambo Security Products Limited [Member]
Related Party Transaction [Line Items]
Rent expense	$ 74,000	$ 54,100	$ 54,100